Revenues by Segment - Schedule of Present Summary information by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sale of Crude Oil [Member]
Segment Reporting Information [Line Items]
Revenue	$ 182,574	$ 169,472	$ 252,070
Gross (Loss)/Profit	1,412	(13,613)	3,599
Sale of Oil-Based Products [Member]
Segment Reporting Information [Line Items]
Revenue	125,173	145,444	37,096
Gross (Loss)/Profit	$ 1,132	$ 17,911	$ 530